Segment Information (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Geographic Data	2012	2011

Net revenue:
United States	$ 4,275	$ 101,823
Taiwan	940,010	872,670
Other International	2,800	28,700
Revenue and Accounts, receivable	$ 947,085	$ 1,003,193